SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Computed expected income tax (benefit)	$ (499,068)	$ (3,616,011)
Tax rate differential benefit from tax holiday	196,598	952,236
Permanent differences	(301,024)	231,390
Tax effect of deductible temporary differences not recognized	331,895	1,016,965
Non-deductible tax loss	275,882	1,416,291
Income tax expense (benefit)	$ 4,283	$ 871